Accumulated Other Comprehensive Income (loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Adjustment due to deconsolidation of SPHC			$ 2,913
Ending Balance	(177,893)	6,073
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	81,346	(16,462)	27,398
Other comprehensive income	(89,863)	97,808	(44,082)
Adjustment due to deconsolidation of SPHC			222
Ending Balance	(8,517)	81,346	(16,462)
Pension And Other Postretirement Benefit Liability Adjustments, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(96,705)	(103,265)	(63,202)
Other comprehensive income	(119,189)	10,163	(69,791)
Deferred taxes	41,720	(3,603)	22,442
Adjustment due to deconsolidation of SPHC			7,286
Ending Balance	(174,174)	(96,705)	(103,265)
Unrealized Gain (Loss) On Derivatives, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	5,267	1,059	3,514
Other comprehensive income	(5,512)	6,131	(3,239)
Deferred taxes	1,445	(1,923)	1,072
Adjustment due to deconsolidation of SPHC			(288)
Ending Balance	1,200	5,267	1,059
Unrealized Gain (Loss) On Securities, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	16,165	10,877	733
Reclassification adjustments for gains included in net income, net of tax (benefit) of (844), 2,791 and 783 in 2012, 2011 and 2010 respectively	1,043	(5,676)	(1,399)
Other comprehensive income	(21,010)	13,554	17,574
Deferred taxes	7,400	(2,590)	(6,031)
Ending Balance	3,598	16,165	10,877
Accumulated Other Comprehensive Income/(Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	6,073	(107,791)	(31,557)
Reclassification adjustments for gains included in net income, net of tax (benefit) of (844), 2,791 and 783 in 2012, 2011 and 2010 respectively	1,043	(5,676)	(1,399)
Other comprehensive income	(235,574)	127,656	(99,538)
Deferred taxes	50,565	(8,116)	17,483
Adjustment due to deconsolidation of SPHC			7,220
Ending Balance	$ (177,893)	$ 6,073	$ (107,791)